GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 40,908	$ 39,257
Accumulated amortization	13,868	3,962
Total other intangible assets	27,040	35,295
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years 3 months
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	3,228	1,587
Accumulated amortization	930	398
Capitalized software development costs [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Capitalized software development costs [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Capitalized content costs and domain [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	566	556
Accumulated amortization	546	485
Capitalized content costs and domain [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Capitalized content costs and domain [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	23,066	23,066
Accumulated amortization	9,251	1,822
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	1,870	1,870
Accumulated amortization	426	243
Useful life	10 years 3 months
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	1,488	1,488
Accumulated amortization	1,234	913
Customer relationship [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	4 years 3 months 18 days
Customer relationship [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	6 years 3 months 18 days
Logo [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	5,242	5,242
Accumulated amortization	1,481	101
Useful life	5 years
IP R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 5,448	$ 5,448